SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE “PROSPECTUSES”)

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING A NAME CHANGE AND CHANGES TO THE INVESTMENT POLICIES OF THE HARTFORD MIDCAP GROWTH FUND AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

The Hartford MidCap Growth Fund

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved a change to the name of The Hartford MidCap Growth Fund.  Accordingly, the above referenced Prospectuses are revised as follows:

1.  Effective February 1, 2010, the name of “The Hartford MidCap Growth Fund” will be changed to “The Hartford Small/Mid Cap Equity Fund”.

Accordingly, on the front cover of the Prospectuses the fund’s name is changed to The Hartford Small/Mid Cap Equity Fund and conforming changes are made throughout the Prospectuses.

2.  In connection with this change, the Principal Investment Strategy is revised to the following:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. The fund defines small-capitalization and mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell 2500 Index. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.

These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

As of October 31, 2009, the market capitalization of companies included in the Russell 2500 Index ranged from approximately $14 million to $5.3 billion.

3.  In connection with the fund’s change in investment strategy, the fund’s benchmark is changed from the Russell Midcap Growth Index to the Russell 2500 Index.  Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, believes that the Russell 2500 Index better reflects the fund’s revised investment strategy.  The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

4.  In connection with the fund’s change in investment strategy, the following paragraph is added to the section entitled “Main Risks” under the description of the fund:

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

5.  At the November 5, 2009 Board meeting, the Board approved the reorganization of The Hartford Select MidCap Value Fund into The Hartford Small/Mid Cap Equity Fund (the “Reorganization”).  The Reorganization is expected to take place on or about February 19, 2010 (the “Closing Date”).  Upon completion of The Reorganization, the Board also approved reductions in the fund’s contractual fee waivers.  Effective as of the Closing Date, HIFSCO will reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A Shares, Class B Shares, Class C Shares and Class Y Shares at 1.30%, 2.05%, 2.05% and 0.90%, respectively, which will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class A, Class B and Class C Shares Prospectus

Class Y Shares Prospectus

Each dated March 1, 2009

For The Hartford Mutual Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

The Hartford MidCap Growth Fund (to be known as The Hartford Small/Mid Cap Equity Fund effective February 1, 2010)

Effective February 1, 2010, portfolio management resources provided by Hartford Investment Management Company will be expanded.  Kurt Cubbage will be added as a portfolio manager of the Fund alongside Hugh Whelan and Paul Bukowski.

Accordingly the following change will be made to the Prospectuses effective February 1, 2010.

In the section entitled “Portfolio Management” the following information is added:

Kurt Cubbage, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since February 2010. Mr. Cubbage joined Hartford Investment Management in 2005.  Before joining Hartford Investment Management, he was with ING (1999-2005).  While at ING, Mr. Cubbage started in the quantitative equity research group where he helped build equity models, and most recently at ING Mr. Cubbage served as the Senior Portfolio Manager for an opportunistic equity strategy and large cap, mid cap and small cap equity strategies.  Prior to 1999, Mr. Cubbage worked for Cambridge Associates as a research consultant, specializing in quantitative issues.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2009, AS AMENDED AND RESTATED OCTOBER 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

The Hartford MidCap Growth Fund

I.              At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved a change to the name of The Hartford MidCap Growth Fund. Accordingly, effective February 1, 2010, the above referenced SAI is revised as follows:

The name of “The Hartford MidCap Growth Fund” will be changed to “The Hartford Small/Mid Cap Equity Fund”.

Accordingly, on the front cover of the SAI, the fund’s name is changed to The Hartford Small/Mid Cap Equity Fund and conforming changes are made throughout the SAI.

II.            Also, effective February 1, 2010, Kurt Cubbage will be added as a portfolio manager alongside Hugh Whelan and Paul Bukowski for The Hartford MidCap Growth Fund (to be known as The Hartford Small/Mid Cap Equity Fund).

Accordingly the following changes will be made to the SAI:

(1)          In the section entitled “Portfolio Managers of the Funds — Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers,” the information is added/amended as follows:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in million)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Kurt Cubbage ******	4	(13)	$468.0	0	$0	0	$0

******	Mr. Cubbage began managing The Hartford MidCap Growth Fund in February 2010. Therefore the information presented in the table above is as of October 30, 2009.

(13)

This portfolio manager manages more than one Hartford Fund (MidCap Growth Fund, Select MidCap Value Fund, Small Company Fund and SmallCap Growth Fund). Assets under management in those Funds total $36.4 million, $46.8 million, $264.3 million, and $34.7 million, respectively.

(2)   In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by Hartford Investment Management Portfolio Managers” the information for Mr. Cubbage is amended as follows:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Kurt Cubbage	MidCap Growth Fund Select MidCap Value Fund Small Company Fund SmallCap Growth Fund	None* None* None* None*

* Information is as of October 30, 2009

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class A, Class B and Class C Shares Prospectus

Class I Shares Prospectus

Class R3, R4, R5 and Y Shares Prospectus

Class Y Shares Prospectus

Each dated March 1, 2009

For The Hartford Mutual Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

The Hartford High Yield Fund

Effective December 1, 2009, Carlos Feged will be added as portfolio manager of the Fund alongside Mark Niland and James Serhant.

Accordingly the following change will be made to the Prospectuses effective December 1, 2009.

In the section entitled “Portfolio Management” the following information is added:

Carlos Feged, Senior Vice President of Hartford Investment Management has served as portfolio manager of the fund since December 2009.  Mr. Feged joined Hartford Investment Management in 2005.  Prior to joining the firm, Mr. Feged worked for Hartford Life Insurance Company, where he was Director of the 529 College Savings Program leading the product development and management of the program.  Mr. Feged has 13 years of investment industry experience.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class A, Class B and Class C Shares Prospectus

Class I Shares Prospectus

Class Y Shares Prospectus

Each dated March 1, 2009

For The Hartford Mutual Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

The Hartford Strategic Income Fund

Effective December 1, 2009, Joseph Portera will be added as a portfolio manager of the Fund alongside Michael Bacevich, Michael Gray, Mark Niland and Nasri Toutoungi

Accordingly the following changes will be made to the Prospectuses effective December 1, 2009.

In the section entitled “Portfolio Management” the following information is added:

Joseph Portera, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2009.  Mr. Portera joined Hartford Investment Management in 2009.  Prior to joining the firm, Mr. Portera was a Managing Director, portfolio manager on several funds, including core plus strategies, and a senior member of the Global Fixed Income investment platform at MacKay Shields Financial LLC.  Prior to MacKay Shields, Mr. Portera was a Vice President with Fiduciary Trust, where he was responsible for Global Developed Bond Market separate accounts.  Mr. Portera and has been an investment professional involved in trading and securities analysis since 1987.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class A, Class B and Class C Shares Prospectus

Class I Shares Prospectus

Class R3, R4, R5 and Y Shares Prospectus

Class Y Shares Prospectus

Each dated March 1, 2009

For The Hartford Mutual Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

The Hartford Total Return Bond Fund

Effective December 1, 2009, Joseph Portera and Christopher Zeppieri will be added as portfolio managers of the Fund alongside Nasri Toutoungi.

Accordingly the following changes will be made to the Prospectuses effective December 1, 2009.

In the section entitled “Portfolio Management” the following information is added:

Joseph Portera, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2009.  Mr. Portera joined Hartford Investment Management in 2009.  Prior to joining the firm, Mr. Portera was a Managing Director, portfolio manager on several funds, including core plus strategies, and a senior member of the Global Fixed Income investment platform at MacKay Shields Financial LLC.  Prior to MacKay Shields, Mr. Portera was a Vice President with Fiduciary Trust, where he was responsible for Global Developed Bond Market separate accounts.  Mr. Portera and has been an investment professional involved in trading and securities analysis since 1987.

Christopher J. Zeppieri, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2009.  Mr. Zeppieri joined Hartford Investment Management in 2006.  Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel.  Mr. Zeppieri has been an investment professional since 1998.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED
COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD MUTUAL FUNDS

DATED OCTOBER 1, 2009

The SAI is revised as follows:

Effective December 1, 2009, Carlos Feged will be added as a portfolio manager of the High Yield Fund alongside Mark Niland and James Serhant; Joseph Portera will be added as a portfolio manager of Strategic Income Fund alongside of Michael Bacevich, Michael Gray, Mark Niland and Nasri Toutoungi; and Joseph Portera and Christopher Zeppieri will be added as portfolio managers of Total Return Bond Fund alongside of Nasri Toutoungi.

Accordingly the following change will be made to the SAI:

(1)        In the section entitled “Portfolio Managers of the Funds — Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers,” the information is added/amended as follows:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in million)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Carlos Feged***	1		$686.2	0	$0	0	$0

Joseph Portera****	1	(11)	$4,570.1	0	$0	0	$0

Christopher Zeppieri*****	3	(12)	$4920.6	0	$0	1	$3,911.2

***       Mr. Feged began managing The Hartford High Yield Fund in December 2009.  Therefore the information presented in the table above is as of October 30, 2009.

****Mr. Portera began managing The Hartford Strategic Income Fund and The Hartford Total Return Bond Fund in December 2009.  Therefore the information presented in the table above is as of October 30, 2009.

*****Mr. Zeppieri began managing The Hartford Total Return Bond in December 2009.  Therefore the information in the table above is as of October 31, 2009.

(11)     In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Strategic Income Fund and Total Return Bond Fund). Assets under management in those Funds total approximately $342.4 million and $1,981.2 million, respectively.

(12)     In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Income Fund and Total Return Bond Fund). Assets under management in those Funds total approximately $254.7 million and $1,981.2 million, respectively.

(2)        In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by Hartford Investment Management Portfolio Managers” the information for Mr. Feged, Mr. Portera and Mr. Zeppieri is added/amended as follows:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Carlos Feged	High Yield Fund	None*
Joseph Portera	Strategic Income Fund	None*
	Total Return Bond Fund	$50,001 - $100,000*
Christopher Zeppieri	Income Fund	None*
	Total Return Bond Fund	None*

* Information is as of October 30, 2009

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “PROSPECTUS”)

The Hartford Global Equity Fund

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved changes to the name and fee structure of The Hartford Global Equity Fund.  Accordingly, the above referenced Prospectus is revised as follows:

1.  Effective December 11, 2009, the name of “The Hartford Global Equity Fund” will be changed to “The Hartford Global Research Fund”.

Accordingly, on the front cover of the Prospectus the fund’s name is changed to The Hartford Global Research Fund and conforming changes are made throughout the Prospectus.

2.  In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, has agreed to: (i) reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint; and (ii) revise the fund’s contractual fee waivers. These changes replace fee and expense information with respect to the fund set forth in a previous supplement to the Prospectus dated August 31, 2009.  Accordingly, as of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS A		CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	(1)	5.00%	1.00%
Exchange fees	None		None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%		0.90%	0.90%
Distribution and service (12b-1) fees	0.25	%(2)	1.00%	1.00%
Other expenses	0.99%		1.31%	0.90%
Total annual operating expenses	2.14%		3.21%	2.80%
Less: Contractual expense reimbursement(3)	0.64%		0.96%	0.55%
Net annual operating expenses(3)	1.50%		2.25%	2.25%

(1)	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are

Calculated.”
(2)

The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% on Class A shares.

(3)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.50%, 2.25% and 2.25%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

You would pay the following expenses if you redeemed your shares at the end of each period:

	CLASS A	CLASS B	CLASS C
Expenses (with redemption)
Year 1	$694	$728	$328
Year 3	$1,125	$1,200	$816
Year 5	$1,581	$1,795	$1,431
Year 10	$2,839	$3,199	$3,088

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS B	CLASS C
Expenses (without redemption)
Year 1	$694	$228	$228
Year 3	$1,125	$900	$816
Year 5	$1,581	$1,595	$1,431
Year 10	$2,839	$3,199	$3,088

3. As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Management Fee,” of the Prospectus, the management fees for the fund are deleted and replaced with the following:

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.875% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS I SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “PROSPECTUS”)

The Hartford Global Equity Fund

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved changes to the name and fee structure of The Hartford Global Equity Fund.  Accordingly, the above referenced Prospectus is revised as follows:

1.  Effective December 11, 2009, the name of “The Hartford Global Equity Fund” will be changed to “The Hartford Global Research Fund”.

Accordingly, on the front cover of the Prospectus the fund’s name is changed to The Hartford Global Research Fund and conforming changes are made throughout the Prospectus.

2.  In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, has agreed to: (i) reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint; and (ii) revise the fund’s contractual fee waivers. These changes replace fee and expense information with respect to the fund set forth in a previous supplement to the Prospectus dated August 31, 2009.    Accordingly, as of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.39%
Total annual operating expenses	1.29%
Less: Contractual expense reimbursement(1)	0.04%
Net annual operating expenses (1)	1.25%

(1)  HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class I shares at 1.25%. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS I
Expenses (with or without redemption)
Year 1	$127
Year 3	$405
Year 5	$704
Year 10	$1,553

3. As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Management Fee,” of the Prospectus, the management fees for the fund are deleted and replaced with the following:

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.875% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS R3, R4, R5, Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “PROSPECTUS”)

The Hartford Global Equity Fund

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved changes to the name and fee structure of The Hartford Global Equity Fund.  Accordingly, the above referenced Prospectus is revised as follows:

1.  Effective December 11, 2009, the name of “The Hartford Global Equity Fund” will be changed to “The Hartford Global Research Fund”.

Accordingly, on the front cover of the Prospectus the fund’s name is changed to The Hartford Global Research Fund and conforming changes are made throughout the Prospectus.

2.  In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, has agreed to: (i) reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint; and (ii) revise the fund’s contractual fee waivers. These changes replace fee and expense information with respect to the fund set forth in a previous supplement to the Prospectus dated August 31, 2009.    Accordingly, as of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.   This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.59%	0.53%	0.48%	0.38%
Total annual operating expenses	1.99%	1.68%	1.38%	1.28%
Less: Contractual expense reimbursement(2)	0.24%	0.18%	0.13%	0.13%
Net annual operating expenses(2)	1.75%	1.50%	1.25%	1.15%

(1)  “Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.75%, 1.50%, 1.25% and 1.15%, respectively. HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Expenses (with or without redemption)
Year 1	$178	$153	$127	$117
Year 3	$601	$512	$424	$393
Year 5	$1,051	$896	$743	$690
Year 10	$2,298	$1,972	$1,646	$1,534

3. As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Management Fee,” of the Prospectus, the management fees for the fund are deleted and replaced with the following:

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.875% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “PROSPECTUS”)

The Hartford Global Equity Fund

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved changes to the name and fee structure of The Hartford Global Equity Fund.  Accordingly, the above referenced Prospectus is revised as follows:

1.  Effective December 11, 2009, the name of “The Hartford Global Equity Fund” will be changed to “The Hartford Global Research Fund”.

Accordingly, on the front cover of the Prospectus the fund’s name is changed to The Hartford Global Research Fund and conforming changes are made throughout the Prospectus.

2.  In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, has agreed to: (i) reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint; and (ii) revise the fund’s contractual fee waivers. These changes replace fee and expense information with respect to the fund set forth in a previous supplement to the Prospectus dated August 31, 2009. Accordingly, as of November 1, 2009, under the heading “The Hartford Global Equity Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS Y
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.38%
Total annual operating expenses	1.28%
Less: Contractual expense reimbursement(1)	0.13%
Net annual operating expenses (1)	1.15%

(1)  HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 1.15%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2011, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

CLASS Y
Expenses (with or without redemption)
Year 1	$117
Year 3	$393
Year 5	$690
Year 10	$1,534

3. As of November 1, 2009, under the heading “The Hartford Global Equity Fund, Management Fee,” of the Prospectus, the management fees for the fund are deleted and replaced with the following:

The management fee set forth in the fund’s investment advisory agreement is 0.900% of the first $500 million, 0.875% of the next $500 million, 0.850% of the next $4 billion, 0.8475% of the next $5 billion and 0.845% in excess of $10 billion annually of the fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2009, AS AMENDED AND RESTATED OCTOBER 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

At a meeting of the Board of Directors of Hartford Mutual Funds, Inc. (the “Board”) on November 5, 2009, the Board approved changes to the name and fee structure of The Hartford Global Equity Fund.  Accordingly, the above referenced SAI is revised as follows:

The Hartford Global Equity Fund

1.  Effective December 11, 2009, the name of “The Hartford Global Equity Fund” will be changed to “The Hartford Global Research Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to The Hartford Global Research Fund and conforming changes are made throughout the SAI.

2.  In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, Hartford Investment Financial Services, LLC (“HIFSCO”), the fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint.  Accordingly, under the heading “Investment Management Arrangements — Management Fees”, the fee table corresponding to The Hartford Global Equity Fund is deleted and replaced with the following:

Global Research Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $500 million	0.9000%
Next $500 million	0.8750%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

In addition, HIFSCO and Wellington Management Company, LLP, the fund’s sub-adviser, have agreed to permanently reduce the fund’s contractual sub-advisory fee by 0.05% at the first and second breakpoints and by 0.025% at the third breakpoint.  Accordingly, under the heading “Investment Management Arrangements — Sub-Advisory/Investment Services Fees”, reference to the fund is deleted from the fee table currently entitled “Capital Appreciation II Fund and Global Equity Fund” and the following additional table is added:

Global Research Fund

Average Daily Net Assets	Annual Rate

First $250 million	0.4500%
Next $250 million	0.4000%
Next $500 million	0.3750%
Amount Over $1 billion	0.3500%

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009

TO THE CURRENTLY EFFECTIVE

CLASS A, B, C SHARES PROSPECTUS DATED MARCH 1, 2009

CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS

REORGANIZATION OF THE HARTFORD SELECT MIDCAP VALUE FUND

WITH AND INTO THE HARTFORD MIDCAP GROWTH FUND

At a meeting held on November 5, 2009, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved a Form of Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of The Hartford Select MidCap Value Fund (“Select MidCap Value Fund”), a series of the Company, into The Hartford MidCap Growth Fund (“MidCap Growth Fund”), another series of the Company (the “Reorganization”). The Reorganization does not require shareholder approval.  The Reorganization is expected to occur on or about February 19, 2010 or on such date as the officers of the Company determine (the “Closing Date”).

Effective as of the close of business on December 11, 2009, in anticipation of the Reorganization, shares of Classes A, B, C, and Y of The Hartford Select MidCap Value Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds.

The Board also approved a change to the name of The Hartford MidCap Growth Fund to The Hartford Small/Mid Cap Equity Fund (“Small/Mid Cap Equity Fund”).  In connection with this change, effective February 1, 2010, prior to the Closing Date, MidCap Growth Fund’s principal investment strategy will be revised.  For more information about the changes to MidCap Growth Fund’s name and principal investment strategy, please refer to the supplement to the Prospectuses dated November 23, 2009.  The information in this supplement reflects the characteristics of Small/Mid Cap Equity Fund as of February 1, 2010.  In this regard, MidCap Growth Fund is referred to as “Small/Mid Cap Equity Fund” throughout this supplement.

In addition, in connection with the Reorganization, HIFSCO has agreed to reduce the expense cap on all classes of Small/Mid Cap Equity Fund by 0.05% to correspond to the expense caps currently in effect for Select MidCap Value Fund.  Accordingly, effective upon completion of the Reorganization, HIFSCO will reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) of Small/Mid Cap Equity Fund to the extent necessary to maintain total annual operating expenses for Class A Shares, Class B Shares, Class C Shares and Class Y Shares at 1.30%, 2.05%, 2.05% and 0.90%, respectively.

The Board, including all of the Directors who are not “interested persons” of the Company (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of Select MidCap Value Fund and Small/Mid Cap Equity Fund (each, a “Fund” and collectively, the “Funds”) and (2) would not result in a dilution of the interests of shareholders of either Fund. In making these determinations, the Board considered that the Reorganization will provide shareholders of Select MidCap Value Fund with: (a) a comparable investment that has a similar investment team, investment philosophy, investment objective and investment approach; and (b) the enhanced potential to realize economies of scale.  In addition, the Board considered that shareholders of Select MidCap Value Fund would be subject to the same fees as prior to the Reorganization, and, following the reduction in Small/Mid Cap Equity Fund’s contractual fee waivers discussed above, would be subject to no change to total net expenses.

As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each holder of Class A, Class B, Class C and Class Y Shares of Select MidCap Value Fund will become the owner of corresponding full and fractional shares of Small/Mid Cap Equity Fund having an aggregate value equal to the aggregate value of his or her shares of Select MidCap Value Fund.  While the net asset value per share and number of shares held in such shareholder’s account will differ following the Reorganization, the total value of such shareholder’s account will remain the same.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. The Funds’ investment adviser, Hartford Investment Financial Services, LLC (“HIFSCO”) and/or its affiliates have agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Shareholders of Select MidCap Value Fund who determine that they do not wish to become shareholders of Small/Mid Cap Equity Fund may (1) redeem their shares of Select MidCap Value Fund before the Closing Date or (2) exchange their shares of Select MidCap Value Fund before the Closing Date for shares of another Hartford Mutual Fund by contacting the Company or their broker, financial intermediary or other financial institution.  Please note that a redemption or an exchange of shares of Select MidCap Value Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with the transaction.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of Select MidCap Value Fund and those of Small/Mid Cap Equity Fund, and to view each Fund’s performance history, please refer to the Funds’ prospectuses and Statement of Additional Information, and the supplement to the Prospectuses dated November 23, 2009, which are available on www.hartfordinvestor.com or by calling 1-888-843-7824.

The Funds are each diversified series of the Company and share the same Board.  The Funds’ fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HIFSCO is the investment adviser of each Fund. Select MidCap Value Fund and Small/Mid Cap Equity Fund are each sub-advised by Hartford Investment Management Company. The Funds also have a common transfer agent (Hartford Administrative Services Company) and a common principal underwriter (HIFSCO).

NET ANNUAL FUND OPERATING EXPENSES(1)

The net annual fund operating expense ratios of each class of each Fund are compared below:

	The Hartford Select MidCap Value Fund		The Hartford Small/Mid Cap Equity Fund
	As of October 31, 2008	As of November 1, 2009	As of October 31, 2008	Estimated as of February 19, 2010(2)
Class A	1.28%	1.30%	1.35%	1.30%
Class B	1.79%	2.05%	1.82%	2.05%
Class C	1.97%	2.05%	1.99%	2.05%
Class Y	0.88%	0.90%	0.95%	0.90%

(1)   The Funds’ semi-annual report contains more detailed information regarding the operating expenses for each class for the period ended April 30, 2009, and is available on the Funds’ website at www.hartfordinvestor.com or by phone at 1-888-843-7824.

(2)   Reflects Small/Mid Cap Equity Fund’s reduced expense caps effective upon completion of the merger.

INVESTMENT STRATEGIES

As shown in the table below, the Funds have identical investment objectives and a comparison of the Funds’ principal investment strategies is provided below.

	The Hartford Select MidCap Value Fund	The Hartford Small/Mid Cap Equity Fund (as of February 1, 2010)

Investment Objective	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.

Principal Investment Strategies

The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund’s assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was $44 million to $5 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. The fund defines small-capitalization and mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell 2500 Index. As of October 31, 2009, the market capitalization of companies included in the Russell 2500 Index ranged from approximately $14 million to $5.3 billion.  The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock’s relative attractiveness, with a focus on those factors that have been demonstrated historically to

	The Hartford Select MidCap Value Fund	The Hartford Small/Mid Cap Equity Fund (as of February 1, 2010)

returns. These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

drive market returns.

These characteristics include factors designed to describe a company’s business, its valuation, investors’ response to the company and the company’s management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Principal Investment Risks

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Foreign Investments Risk — Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Growth Orientation Risk - If the sub-adviser incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock

The Hartford Select MidCap Value Fund	The Hartford Small/Mid Cap Equity Fund (as of February 1, 2010)

funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Value Orientation Risk - Following a value orientation towards selecting investments entails special risks, particularly if used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

may decrease, or it may not increase to the level that the sub-adviser had anticipated. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

	The Hartford Select MidCap Value Fund	The Hartford Small/Mid Cap Equity Fund (as of February 1, 2010)

Portfolio Managers	Hugh Whelan Kurt Cubbage	Hugh Whelan Paul Bukowski Kurt Cubbage

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.